File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.    15                                    (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No.    29                                                   (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
     (Name of Depositor)


     152 West 57th Street, 18th Floor, New York, New York             10019
     ----------------------------------------------------           ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

     It is proposed that this filing will become effective:

     ___  immediately  upon filing pursuant to paragraph (b) of Rule 485
     ___  on (date) pursuant to paragraph (b) of Rule 485
     _X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (Date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts


                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                           Location
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Index of Terms

Item 3.   Synopsis or Highlights.................  Summary

Item 4.   Condensed Financial Information........  Appendix
                                                   Condensed Financia
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  Preferred Life; The
                                                   Separate Account;
                                                   Investment Options

Item 6.   Deductions.............................  Expenses

Item 7.   General Description of Variable
          Annuity Contracts......................  The Individual Flexible
                                                   Payment Variable Annuity
                                                   Contract

Item 8.   Annuity Period.........................  Annuity Payments (the Payout
                                                   Phase)

Item 9.   Death Benefit..........................  Death Benefit                                                Provisions

Item 10.  Purchases and Contract Value...........  Purchase

Item 11.  Redemptions............................  Access to Your Money

Item 12.  Taxes..................................  Taxes

Item 13.  Legal Proceedings......................  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information


Item No.                                            Location
                          PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements

                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                    PART A

                           THE FRANKLIN VALUEMARK II
                          VARIABLE ANNUITY CONTRACTS
                                    issued by
                       PREFERRED LIFE VARIABLE ACCOUNT C
                                      and
                   PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes the Franklin Valuemark II Variable Annuity Contract, with a Fixed Account (Contract) offered by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The Contract has 25 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds listed below, and the Fixed Account of Preferred Life. You can select up to 10 investment choices for your additional Purchase Payments (which includes any of the Variable Options and the Fixed Account).

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund

PORTFOLIOS SEEKING CURRENT INCOME
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING
GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS  SEEKING  CAPITAL  GROWTH
Capital  Growth  Fund
Global  Health Care Securities Fund
Mutual Discovery  Securities Fund
Natural  Resources  Securities Fund
Small Cap Fund
Templeton  Developing  Markets Equity Fund
Templeton  Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Valuemark II Variable Annuity Contract with a Fixed Account.

To learn more about the Contract offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page ___ of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 542-5427 or write us at: 152 West 57th Street, New York, NY 10019.

The Franklin Valuemark II Variable Annuity Contracts:

o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Dated: May 1, 1999

TABLE OF CONTENTS

-----------------------------------------------------------------------------

                                                   Page


INDEX OF TERMS ...................................
SUMMARY...........................................
FEE TABLE ........................................
THE INDIVIDUAL FLEXIBLE PAYMENT
VARIABLE ANNUITY CONTRACT...........
    Contract Owner ...............................
    Contingent Owner .............................
    Annuitant ....................................
    Beneficiary ..................................
    Assignment  ..................................
ANNUITY PAYMENTS (THE PAYOUT PHASE)...............
    Annuity Options ..............................
PURCHASE .........................................
    Purchase Payments ............................
    Automatic Investment Plan ....................
    Allocation of Purchase Payments ..............
    Accumulation Units ...........................
INVESTMENT OPTIONS ...............................
    Transfers ....................................
    Dollar Cost Averaging Program ................
    Flexible Rebalancing .........................
    Voting Privileges ............................
    Substitution .................................
EXPENSES .........................................
    Insurance Charges ............................
     Mortality and Expense Risk Charge ...........
     Administrative Charge .......................
    Contract Maintenance Charge ..................
    Contingent Deferred Sales Charge .............
    Waiver of Contingent
    Deferred Sales Charge Benefits ...............
    Reduction or Elimination of the
    Contingent Deferred Sales Charge .............
    Transfer Fee .................................
    Income Taxes .................................
    Portfolio Expenses ...........................
TAXES ............................................
    Annuity Contracts in General .................
    Qualified and Non-Qualified Contracts ........
    Multiple Contracts ...........................
    Withdrawals - Non-Qualified Contracts .........
    Withdrawals - Qualified Contracts .............
    Withdrawals - Tax-Sheltered Annuities .........
    Diversification ..............................
ACCESS TO YOUR MONEY .............................
    Systematic Withdrawal Program ................
    Minimum Distribution Program .................
    Suspension of Payments or Transfers ..........
PERFORMANCE ......................................
DEATH BENEFIT ....................................
    Death of Contract Owner.......................
    Death of Annuitant ...........................
OTHER INFORMATION ................................
    Preferred Life ...............................
    Year 2000 ....................................
    The Separate Account .........................
    Distribution .................................
    Administration ...............................
    Financial Statements .........................
APPENDIX .........................................
TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION ...........................


INDEX OF TERMS

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                                   Page

Accumulation Phase ...............................
Accumulation Unit ................................
Annuitant ........................................
Annuity Options ..................................
Annuity Payments .................................
Annuity Unit .....................................
Beneficiary ......................................
Contract .........................................
Contract Owner ...................................
Contingent Owner .................................
Fixed Account.....................................
Income Date ......................................

Non-Qualified ....................................
Payout Phase .....................................
Portfolios .......................................
Purchase Payment .................................
Qualified ........................................
Tax Deferral .....................................
Variable Option...................................

SUMMARY

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE FRANKLIN VALUEMARK II
VARIABLE ANNUITY CONTRACT

The Franklin Valuemark II variable annuity contract offered by Preferred Life is a contract between you, the owner and Preferred Life. The Contract is no longer offered for sale. However, you can make additional Purchase Payments to your Contract.

The Contract provides a means for investing on a tax-deferred basis. It is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit and guaranteed annuity income options.

The Contract has 25 Variable Options, each of which invests in a Portfolio of Franklin Valuemark Funds, and a Fixed Account of Preferred Life. The Portfolios are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates. Depending upon market conditions, you can make or lose money in the Contract based on the Portfolios' investment performance. The Portfolios are designed to offer you a better return than the Fixed Account, however, this is not guaranteed. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for a year at a time.

Currently, you can put your money in up to 10 investment choices for your additional Purchase Payments (which includes any of the 25 Variable Options and the Preferred Life Fixed Account). Preferred Life has the right to limit the number of Variable Options which you may invest in at any one time (now or in the future).

Like all deferred annuity contracts, your Contract has two phases: the accumulation phase and the payout phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis and are based on the investment performance of the portfolio(s) you select and/or the interest rate earned on the money you have in the Fixed Account. During the accumulation phase, the earnings are taxed as income only when you make a withdrawal. The payout phase occurs when you begin receiving regular payments from your Contract.

ANNUITY PAYMENTS (THE PAYOUT PHASE)

You can receive monthly annuity payments from your Contract by selecting one of the Annuity Options we offer. Once you begin receiving regular Annuity Payments, you cannot change your Annuity Option or surrender your Contract.

During the payout phase, you may select from the Variable Options available or the Fixed Account for your investment choices. You may elect to receive Annuity Payments as a variable payout or a fixed payout. If you choose to have any part of your payments based on Portfolio performance (i.e., variable payout) the dollar amount of your Annuity Payments may go up or down, depending on the investment performance of the Portfolios you choose.

PURCHASE

You can add $250 ($100 if you select the automatic investment plan) or more for additional Purchase Payments any time during the Accumulation Phase. This product is not appropriate for market timers.

o Automatic Investment Plan - You can automatically add to your Contract on a monthly or quarterly basis for as little as $100. You can do this by electronically transferring money from your savings or checking account.

INVESTMENT OPTIONS

You may select the Preferred Life Fixed Account and/or the Variable Options which invest in Class 1 shares of the Portfolios Franklin Valuemark Funds listed below. Franklin Valuemark Funds has two classes of shares. You may only invest in Class 1 shares with the Contract.

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME:
Money Market Fund

PORTFOLIOS SEEKING
CURRENT INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

PORTFOLIOS SEEKING
GROWTH AND INCOME:
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING
CAPITAL GROWTH:
Capital  Growth  Fund
Global  Health  Care  Securities  Fund
Mutual  Discovery Securities  Fund
Natural  Resources  Securities  Fund
Small Cap Fund
Templeton Developing   Markets  Equity  Fund
Templeton   Global  Growth  Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

You can make or lose money based on the Portfolios' performance.

EXPENSES

The Contract has insurance and investment features, and there are costs related to each.

o The mortality and expense risk charge is equal, on an annual basis, to 1.25% total of the average daily value of your Contract allocated to the Variable Options.

o The administrative expense charge is equal, on an annual basis, to .15% of the average daily value of your Contract allocated to the Variable Options. Together, we refer to the mortality and expense risk charge and the administrative expense charge as the insurance charges.

o During the Accumulation Phase, each year Preferred Life also deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract or your Purchase Payments less withdrawals is at least $100,000. Currently, Preferred Life also waives the charge during the Payout Phase if your Contract value at the Income Date is at least $100,000.

o There are also annual Portfolio operating expenses, which vary depending upon the Portfolio(s) you select. These expenses range from ___% to ___% of the average daily value of the Portfolios' Class 1 shares.

o You can transfer between investment choices up to 12 times a year during the Accumulation Phase without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less. All transfers after the Income Date are subject to a transfer fee. Market timing transfers may not be permitted.

o If you make a withdrawal from the Contract, Preferred Life may assess a contingent deferred sales charge (withdrawal charge). The amount of the charge depends upon the length of time since you made your Purchase Payment. Each Purchase Payment you add to your Contract has its own 5 year contingent deferred sales charge period. The charge is:

                                                       Charge (as a
                                       Years since     percentage
                                       Purchase        of Purchase
                                       Payment         Payments)
                                       ----------      -----------------
                                       0-1                  5%
                                       1-2                  5%
                                       2-3                  4%
                                       3-4                  3%
                                       4-5                1.5%
                                       5+                   0%

Once each Contract year, you can make a partial withdrawal of up to 15% of the Purchase Payments you have made, less any prior withdrawals and Preferred Life will not deduct the contingent deferred sales charge. If you do not make a withdrawal in a contract year, you may take that 15% in future years.

TAXES

You do not have to pay taxes on any earnings until you withdraw money from your Contract. In most cases, if you make a withdrawal, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you make a withdrawal, you may be charged a 10% federal tax penalty on the taxable amounts withdrawn. Payments during the payout phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable.

ACCESS TO YOUR MONEY

You may make a withdrawal at any time during the Accumulation Phase. You may request a withdrawal or elect the Systematic Withdrawal Program or Minimum Distribution Program which is briefly described below. Of course, you may also have to pay income tax and a tax penalty on any money you take out of the Contract.

         o Systematic Withdrawal Program - You can elect to receive monthly or quarterly payments from Preferred Life while your Contract is in the Accumulation Phase. Of course, you may have to pay tax penalties and income taxes on the money you receive.

         o Minimum Distribution Program - You can arrange to have money sent to you each month or quarter to meet certain required distribution requirements imposed by the Internal Revenue Code for IRAs (generally after age 70 1/2).

PERFORMANCE

The value of the Contract will vary up or down depending upon the performance of the Portfolio(s) you choose. From time to time, Preferred Life may advertise performance. The SAI contains performance information. Past performance is not a guarantee of future results.

DEATH BENEFIT

If you die during the Accumulation Phase, the person you have selected as your Beneficiary will receive a death benefit.

OTHER INFORMATION

No Probate. In most cases, when you die, your Beneficiary will receive the death benefit without going through probate.

Additional Features:

The Contract offers additional feature which you might be interested in. These include:

o Dollar Cost Averaging Program - You can arrange to have a regular amount of money automatically transferred from selected Variable Options or the Fixed Account to other Variable Options each month or each quarter. Theoretically this can give you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

o Flexible Rebalancing - Preferred Life will automatically readjust your Contract value among the Variable Options that you have chosen to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually.

These features may not be suitable for your particular situation.

INQUIRIES

If you have any questions about your Contract or need more information, please contact us at:

            Valuemark Service Center
            300 Berwyn Park
            P.O. Box 3031
            Berwyn, PA 19312-0031
            (800) 624-0197

FEE TABLE

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

------------------------------------------------------------------------------

Contract Owner Transaction Fees

Contingent Deferred Sales Charge*
(as a percentage of Purchase Payments)


   Years Since
Purchase Payment       Charge
-------------------------------
    0-1                 5%
    1-2                 5%
    2-3                 4%
    3-4                 3%
    4-5               1.5%
    5+                  0%

Transfer Fee**................................  First 12 transfers in a Contract year during the Accumulation Phase are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.

Contract Maintenance Charge***.....................  $30 per Contract per year


Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge........................    1.25%
Administrative Expense Charge............................     .15%
                                                            --------
Total Separate Account Annual Expenses...................    1.40%

*Once each Contract year, you may make a partial withdrawal of up to 15% of the Purchase Payments you have made (less prior withdrawals) and Preferred Life will not assess a contingent deferred sales charge. If you do not make a withdrawal in a Contract year, you may take that 15% in future years. See "Access to Your Money" for additional options.

**The Contract provides that if more than three transfers have been made in a Contract year, Preferred Life may deduct a transfer fee. Currently, Preferred Life permits you to make 12 free transfers each year during the Accumulation Phase. All transfers during the Payout Phase are subject to a transfer fee. Market timing transfers may not be permitted.

***During the Accumulation Phase, the charge is waived if the value of your Contract or the Purchase Payments you have made (less withdrawals) is at least $100,000. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES: CLASS 1 SHARES

(as a percentage of Franklin Valuemark Funds' average net assets)

The Management and Portfolio  Administration Fees for each Portfolio are based on a percentage of that Portfolio's net assets. See the prospectus for Franklin Valuemark Funds for more information.

The  "Management  and  Portfolio  Administration  Fees"  below  are the  amounts  that  were paid to the  Managers  and  Portfolio
Administrators for the 1998 calendar year except for newer Portfolios without a full year of operations as of December 31, 1998.

                                         Management
                                        and Portfolio          Total           Annual
                                      Administration Fees 1  Other Expenses    Expenses

----------------------------------------------------------------------------------------
Capital Growth Fund .................      .75%              .02%             .77%
Global Health Care Securities Fund ..      .75%              .11%             .86%
Global Utilities Securities Fund......     .47%              .03%             .50%
Growth and Income Fund ...............     .47%              .02%             .49%
High Income Fund .....................     .50%              .03%             .53%
Income Securities Fund ...............     .47%              .03%             .50%
Money Market Fund  ...................     .51%              .02%             .53%
Mutual Discovery Securities Fund......     .95%              .11%            1.06%
Mutual Shares Securities Fund ........     .75%              .05%             .80%
Natural Resources Securities Fund .....    .62%              .07%             .69%
Real Estate Securities Fund ...........    .51%              .03%             .54%
Rising Dividends Fund .................    .72%              .02%             .74%
Small Cap Fund ........................    .75%              .02%             .77%
Templeton Developing Markets Equity Fund  1.25%              .17%            1.42%
Templeton Global Asset Allocation Fund .   .80%              .14%             .94%
Templeton Global Growth Fund ....          .83%              .05%             .88%
Templeton Global Income Securities Fund .  .56%              .06%             .62%
Templeton International Equity Fund ....   .80%              .09%             .89%
Templeton International Smaller Companies
       Fund ............................. 1.00%              .06%            1.06%
Templeton Pacific Growth Fund ...........  .92%              .11%            1.03%
U.S. Government Securities Fund .........  .48%              .02%             .50%
Value Securities Fund  .................   .75%              .06%             .81%
Zero Coupon Fund - 2000 ................   .37%              .03%             .40%
Zero Coupon Fund - 2005 ................   .37%              .03%             .40%
Zero Coupon Fund - 2010 ................   .37%              .03%             .40%

1 The Portfolio Administration Fee is a direct expense for the Global Health Care Securities Fund, the Mutual Discovery Securities
Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies
Fund, and the Value Securities Fund.  Other  Portfolios pay for similar  services  indirectly  through the Management Fee. See the
Franklin Valuemark Funds prospectus for further information regarding these fees.

EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o For additional information, see "Expenses" and the Franklin Valuemark Funds prospectus.

EXAMPLE 1:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:


                                       1 Year    3 Years   5 Years  10 Years
------------------------------------------------------------------------------
Capital Growth Fund ...............     $__        $___      $___      $___
Global Health Care Securities Fund*.    $__        $___      $___      $___
Global Utilities Securities Fund...     $__        $___      $___      $___
Growth and Income Fund.............     $__        $___      $___      $___
High Income Fund ..................     $__        $___      $___      $___
Income Securities Fund.............     $__        $___      $___      $___
Money Market Fund..................     $__        $___      $___      $___
Mutual Discovery Securities Fund...     $__        $___      $___      $___
Mutual Shares Securities Fund......     $__        $___      $___      $___
Natural Resources Securities Fund..     $__        $___      $___      $___
Real Estate Securities Fund........     $__        $___      $___      $___
Rising Dividends Fund..............     $__        $___      $___      $___
Small Cap Fund.....................     $__        $___      $___      $___
Templeton Developing Markets Equity
    Fund ..............  ..........     $__        $___      $___      $___
Templeton Global Asset Allocation
    Fund ....... ..................     $__        $___      $___      $___
Templeton Global Growth Fund.......     $__        $___      $___      $___
Templeton Global Income Securities
    Fund ..........................     $__        $___      $___      $___
Templeton International Equity Fund     $__        $___      $___      $___
Templeton International Smaller
    Companies Fund ................     $__        $___      $___      $___
Templeton Pacific Growth Fund......     $__        $___      $___      $___
U.S. Government Securities Fund....     $__        $___      $___      $___
Value Securities Fund*.............     $__        $___      $___      $___
Zero Coupon Fund -2000.............     $__        $___      $___      $___
Zero Coupon Fund -2005.............     $__        $___      $___      $___
Zero Coupon Fund -2010.............     $__        $___      $___      $___

*Annualized

EXAMPLE 2:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you do not surrender your Contract or it is annuitized:


                                         1 Year    3 Years   5 Years  10 Years
------------------------------------------------------------------------------
Capital Growth Fund ..................     $__       $__      $___      $___
Global Health Care Securities Fund*...     $__       $__      $___      $___
Global Utilities Securities Fund......     $__       $__      $___      $___
Growth and Income Fund................     $__       $__      $___      $___
High Income Fund......................     $__       $__      $___      $___
Income Securities Fund................     $__       $__      $___      $___
Money Market Fund.....................     $__       $__      $___      $___
Mutual Discovery Securities Fund......     $__       $__      $___      $___
Mutual Shares Securities Fund.........     $__       $__      $___      $___
Natural Resources Securities Fund.....     $__       $__      $___      $___
Real Estate Securities Fund...........     $__       $__      $___      $___
Rising Dividends Fund.................     $__       $__      $___      $___
Small Cap Fund........................     $__       $__      $___      $___
Templeton Developing Markets Equity Fund   $__       $__      $___      $___
Templeton Global Asset Allocation Fund     $__       $__      $___      $___
Templeton Global Growth Fund..........     $__       $__      $___      $___
Templeton Global Income Securities Fund    $__       $__      $___      $___
Templeton International Equity Fund...     $__       $__      $___      $___
Templeton International Smaller Companies
           Fund ......................     $__       $__      $___      $___
Templeton Pacific Growth Fund.........     $__       $__      $___      $___
U.S. Government Securities Fund.......     $__       $__      $___      $___
Value Securities Fund*................     $__       $__      $___      $___
Zero Coupon Fund -2000................     $__       $__      $___      $___
Zero Coupon Fund -2005................     $__       $__      $___      $___
Zero Coupon Fund - 2010...............     $__       $__      $___      $___

*Annualized

See the Appendix for Accumulation Unit values (Condensed Financial Information).



THE FRANKLIN VALUEMARK II
VARIABLE ANNUITY CONTRACT

This prospectus describes the Franklin Valuemark II flexible payment variable deferred annuity contract, with a Fixed Account, issued by Preferred Life. The Contract is no longer offered for sale. However, you may make additional Purchase Payments to your Contract.

An annuity is a Contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least one month after we issue your Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

You have 26 investment choices - the 25 Variable Options, each of which invests in one of the Portfolios of Franklin Valuemark Funds, and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among 25 Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios of Franklin Valuemark Funds. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. If you select the variable annuity portion of your Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within a twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future - please contact Preferred Life for the most current terms. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

Contract Owner

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners or Contingent Owners at any time. A request for change must be:

o        in writing,

o        received by Preferred Life at its Valuemark Service Center.

After Preferred Life records the change, it will become effective as of the date the written request is signed. A new designation of contract owner will not apply to any payment made or action taken by Preferred Life before the time the change was received. This may be a taxable event. You should consult with your tax adviser before doing this.

Contingent Owner

You can name a Contingent Owner. Any Contingent Owner must be your spouse.

If a Contingent Owner is named, upon the death of the Contract Owner before the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and we will treat any other Beneficiary named as a contingent Beneficiary unless you indicate otherwise.

Annuitant

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. Joint Annuitants are allowed during the Payout Phase. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). The Annuitant has no rights or privileges prior to the Income Date.

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary. Upon the death of the Contract Owner, the Contingent Owner will be the designated Beneficiary and any other Beneficiary named will be treated as a contingent Beneficiary, unless you indicate otherwise.

Assignment

You can transfer ownership (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent.
AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.

ANNUITY PAYMENTS (THE PAYOUT PHASE)

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least five years after you buy the Contract. The Income Date cannot be later than the month following the Annuitant's 85th birthday or 10 years from the day we issue your Contract, if later. If you do not select an Income Date, the Income Date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the day we issue your Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. The Annuitant will receive the Annuity Payments. You will receive tax reporting on those payments.

Depending on the Annuity Option you select, you may elect to receive your Annuity Payments as a variable payout or a fixed payout. Annuity Payments under Annuity Options 1 and 2 are available as fixed payouts only. Annuity Payments under Annuity Option 3, 4 and 5 are available as variable payouts only. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon:

1) the value of your Contract in the Variable Option(s) on the Income Date;

2) the 5% assumed investment rate used in the annuity table for the Contract (other assumed investment rates may be available);

3) the performance of the Variable Option(s) you selected; and

4) the Annuity Option you select.

If the actual performance of the Variable Option(s) you selected exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual performance is less than 5%, your Annuity Payments will decrease.

Annuity Options

Instead of having the proceeds paid in one sum, you can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. The Annuity Option must be selected at least 30 days prior to the Income Date.

OPTION 1.         LIFE ANNUITY WITH GUARANTEE FOR MINIMUM PERIOD.  Under this fixed option, we will make equal monthly Annuity Payments during the lifetime of the Annuitant but at least for the minimum period. If, when the Annuitant dies, we have made
                  Annuity Payments for less than the selected guaranteed period, we will pay the discounted value of the remaining guaranteed payments in a single lump sum.

OPTION 2.         LIFE ANNUITY WITH CASH REFUND.  Under this fixed option, we
                  will  make  equal   monthly   Annuity   Payments   during  the
                  Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity
                  Payments we have made is less than the value applied to the Annuity Option, then you will receive a cash refund as set forth in your Contract.

OPTION 3.         LIFE ANNUITY. Under this variable option, we will make monthly
                  Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 4.         LIFE ANNUITY WITH 10 YEAR  GUARANTEE.  Under this  variable option, we will make monthly Annuity Payments during the Annuitant's lifetime. However, if the Annuitant dies before the end of the 10 year guaranteed period, we will continue to make Annuity Payments for the rest of the 10 year guaranteed period.

OPTION 5.         JOINT  AND LAST  SURVIVOR  ANNUITY.  Under  this  variable option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint
                  Annuitant continues to live. The monthly Annuity Payments will end when the last surviving Annuitant dies.

PURCHASE

Purchase Payments

A Purchase Payment is the money you invest in the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). Preferred Life may, at its sole discretion, waive the minimum payment requirements. We will not waive the minimum amounts for Qualified Contracts. We reserve the right to decline any Purchase Payments.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

Allocation of Purchase Payments

We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in up to 10 investment choices (which includes any of the 25 Variable Options which invest in a Portfolio of the Franklin Valuemark Funds and the Preferred Life Fixed Account). We may change this in the future.

If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

Accumulation Units

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option. We do this by:

1. determining the total amount of money invested in the particular Variable Option;

2. subtracting from that amount the mortality and expense risk charge and the administrative expense charge and any other charges such as taxes we have deducted; and

3. dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

Example:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.

INVESTMENT OPTIONS

------------------------------------------------------------------------------

The Contract offers Variable Options which invest in Class 1 shares of 25 Portfolios of Franklin Valuemark Funds. The Contract also offers a Fixed Account of Preferred Life. Additional Portfolios may be available in the future.

YOU SHOULD READ THE FRANKLIN VALUEMARK FUNDS PROSPECTUS (WHICH IS ATTACHED TO THIS PROSPECTUS) CAREFULLY BEFORE INVESTING.

Franklin Valuemark Funds (Trust) is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. The Trust issues two classes of shares which are described in the attached Trust prospectus. Only Class 1 shares are available with your Contract. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract:

                                              Investment
Available Portfolios                           Managers
------------------------------------------------------------------------------

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund ...........................     FA
PORTFOLIOS SEEKING
CURRENT INCOME
High Income Fund ............................     FA
Templeton Global Income Securities Fund .....     FA
U.S. Government Securities Fund .............     FA
Zero Coupon Funds - 2000, 2005, 2010 ........     FA
PORTFOLIOS SEEKING
GROWTH AND INCOME
Global Utilities Securities Fund.............     FA
Growth and Income Fund ......................     FA
Income Securities Fund ......................     FA
Mutual Shares Securities Fund ...............     FMA
Real Estate Securities Fund .................     FA
Rising Dividends Fund .......................     FAS
Templeton Global Asset Allocation Fund ......     TGA
Value Securities Fund .......................     FAS
PORTFOLIOS SEEKING
CAPITAL GROWTH
Capital Growth Fund .........................     FA
Global Health Care Securities Fund ..........     FA
Mutual Discovery Securities Fund ............     FMA
Natural Resources Securities Fund ...........     FA
Small Cap Fund ..............................     FA
Templeton Developing Markets
 Equity Fund ................................     TAM
Templeton Global Growth Fund ................     TGA
Templeton International Equity Fund .........     FA
Templeton International Smaller
 Companies Fund .............................     TIC
Templeton Pacific Growth Fund ...............     FA

------------------------------------------------------------------------------

Franklin Valuemark Funds serves as the underlying mutual fund for other variable annuity contracts offered by Preferred Life and its affiliates and variable life insurance policies offered by an affiliate of Preferred Life. Franklin Valuemark Funds believes that offering its shares in this manner will not be disadvantageous to you.

Transfers

You can transfer money among the 25 Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Preferred Life permits you to make 12 transfers every year without charge during the Accumulation Phase. We measure a year from the anniversary of the day we issued your Contract. Preferred Life charges for all transfers you make after the Income Date. You can make a transfer to or from the Fixed account and to or from the any Variable Option. After the Income Date, if you selected a variable payout, you can make transfers.

The following applies to any transfer:

1.       The minimum amount which you can transfer is the lesser of:

                              $1,000,  or

          your entire value in the Variable Option or the Fixed Account.

2. You cannot make a partial transfer if the value remaining in the Variable Option or Fixed Account would be less than $1,000.

3. Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Telephone Transfers

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. Preferred Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It is available for additional Purchase Payments to existing Contracts. You will receive a special fixed rate guaranteed for one year by Preferred Life. Dollar cost averaging will take place over twelve months and requires a minimum investment of $6,000.

The second option is the Standard Dollar Cost Averaging Option. It requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Preferred Life.

Your participation in the program will end when any of the following occurs:

(1)      the number of desired transfers have been made;

(2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

(3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

(4)      the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

Flexible Rebalancing

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers are done on calendar quarters only and will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. We must receive a request to participate in the program by the 8th of the month for Flexible Rebalancing to begin that month. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

Voting Privileges

Preferred Life is the legal owner of the Trust's Class 1 Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

EXPENSES

------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

Insurance Charges

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:
     1) the mortality and expense risk charge, and
     2) the administrative expense charge.

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Contract Maintenance Charge

Every year on the anniversary of the date when your Contract was issued, Preferred Life deducts $30 from your Contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract or Purchase Payments (less withdrawals) is at least $100,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. Currently, Preferred Life also waives the charge during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

If you make a complete withdrawal from your Contract on other than a Contract anniversary, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

Contingent Deferred Sales Charge

If you make a withdrawal, it may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. This charge reimburses Preferred Life for expenses associated with the promotion, sale and distribution of the Contracts.

For a partial withdrawal, we will deduct the charge from the amount remaining in the Contract, if sufficient. Otherwise, we will deduct it from the amount you withdraw. We will deduct the charge pro rata from the Variable Options and/or the Fixed Account unless you instruct us otherwise. The charge is:

                           Contingent
      Years Since          Deferred
     Purchase Payment      Sales Charge
     ----------------      ------------
       0-1                   5%
       1-2                   5%
       2-3                   4%
       3-4                   3%
       4-5                 1.5%
       5+                    0%


However, after Preferred Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

FREE WITHDRAWAL AMOUNT. Once each Contract year, you can make a withdrawal up to 15% of Purchase Payments you have made (less any prior withdrawals) and no contingent deferred sales charge will be deducted from the 15% you take out. If you make a withdrawal of more than the free withdrawal amount, it will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. You may carry over to the next year the full 15% if you do not make any withdrawal in a Contract year. Preferred Life does not assess the contingent deferred sales charge from Purchase Payments which have been held under the Contract for more than 5 years or as paid out as Annuity Payment.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

Reduction or Elimination of the
Contingent Deferred Sales Charge

Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Also, Preferred Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Preferred Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

Transfer Fee

Prior to the Income Date, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Preferred Life charges a fee for all transfers you make after the Income Date.

Income Taxes

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

Portfolio Expenses

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying prospectus for Franklin Valuemark Funds.

TAXES

------------------------------------------------------------------------------
NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

Qualified and Non-Qualified Contracts

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

Multiple Contracts

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income.
Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after the taxpayer reaches age 59 1/2;
   (2) paid after you die;
   (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
   (4) paid in a series of substantially equal payments made annually
       (or more frequently) for life or a period not exceeding life expectancy;
   (5) paid under an immediate annuity; or
   (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of Purchase Payments made by Contract Owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when a Contract
Owner:

   (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship.

However, in the case of hardship, you can only withdraw the Purchase Payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

------------------------------------------------------------------------------

You can have access to the money in your Contract:

         (1) by making a withdrawal (either a partial or a total withdrawal);

         (2) by receiving Annuity Payments; or

         (3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge and less any contract maintenance charge. (See "Expenses" for a discussion of the charges.)

Unless you instruct Preferred Life otherwise, the partial withdrawal will be made pro-rata from all the Variable Options you selected.

We will pay the amount of any withdrawal from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

Systematic Withdrawal Program

If the value of your Contract is at least $25,000, Preferred Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 9% of the value of your Contract. However, we may increase the 9% limit to allow you to make systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. All systematic withdrawals will be made on the 9th day of the month unless it is not a business day. If it is not, then the withdrawal will be made on the previous business day. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see "Expenses." Preferred Life reserves the right to modify the eligibility rules of this program at any time without notice.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

Minimum Distribution Program

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

Suspension of Payments or Transfers

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.       trading on the New York Stock Exchange is restricted;

3.       an  emergency  exists as a result of which  disposal  of the  Portfolio
         shares  is  not   reasonably   practicable  or  Preferred  Life  cannot
         reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

PERFORMANCE

-----------------------------------------------------------------------------

Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Portfolio expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the Franklin Valuemark Funds prospectus for more information.

The inception dates of the Portfolios may pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options first invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.

DEATH BENEFIT

------------------------------------------------------------------------------

Death of Contract Owner

If you die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase. We will determine the value of the death benefit as of the end of the business day we receive both due proof of death and a payment election at our Valuemark Service Center.

The guaranteed death benefit is:

     * on the day we issue your Contract, the guaranteed death benefit is equal to the purchase payments you have made.

     * after the date we issue your Contract, the guaranteed death benefit will be the sum of all Purchase Payments you have made, less any withdrawals.

The guaranteed death benefit will never be less than the value of your Contract as of the most recent five year Contract anniversary before the earlier of:

     * the date of your death, or

     * the date of your 81st birthday, plus subsequent Purchase Payments you have made less withdrawals.

The Beneficiary may, at any time before the end of a sixty (60) day period after Preferred Life receives proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit. The value of the death benefit is equal to the greater of the guaranteed death benefit or the surrender value as of the end of the business day we receive both due proof of death and a payment election.

B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death. We determine the value of the death benefit under Option B by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will be the death benefit. We will reduce any distribution of such death benefit by the sum of any contract maintenance charges and contingent deferred sales charges. If the guaranteed death benefit is greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. We will not accept any additional Purchase Payments after the Contract Owner dies.

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Payments (The Payout Phase) - Annuity Options"). We determine the value of the death benefit under Option C by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, we will treat it as the death benefit. If the guaranteed death benefit is greater, it will be the death benefit.

D. If the Beneficiary is your spouse, he/she can elect to continue the Contract in his/her own name. We determine the value of the death benefit under Option D by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will remain the Contract value. If the guaranteed death benefit is greater, it will become the new Contract value. Any distribution to the new Contract Owner will be reduced by the sum of any applicable contract maintenance charges and contingent deferred sales charges.

If the Beneficiary does not elect a payment option, we will make a single sum settlement at the end of the sixty (60) day period following the date we receive proof of death. Some states, including New York, require the submission of tax forms in connection with death benefit proceeds under certain circumstances. We may delay paying a death benefit pending receipt of any applicable tax consents and/or forms.

In those Contracts where a contingent Owner is named, in the event of your death before the Income Date, the contingent Owner (if any) becomes the designated Beneficiary and we will treat any other Beneficiary as a contingent Beneficiary, unless you indicate otherwise. Only your spouse can be a contingent Owner. If there is no surviving contingent Owner, the death benefit is payable to the Beneficiary you designate.

Death of Annuitant

If the Annuitant, who is not a Contract Owner, dies on or before the Income Date, you may name a new Annuitant. If you do not designate a new Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then for purposes of the death benefit, the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. We will required proof of the Annuitant's death. The remaining amounts payable will be paid at least as rapidly as they were being paid at the Annuitant's death.

OTHER INFORMATION
-----------------------------------------------------------------------------
Preferred Life

Preferred Life Insurance Company of New York (Preferred Life) is a stock life insurance company organized under the laws of the state of New York. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life). Allianz Life is headquartered in Minneapolis, Minnesota. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding. Preferred Life is authorized to do direct business in six states, including New York. Preferred Life offers group life, group accident and health insurance and variable annuity products.

Year 2000

Preferred Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed; the total amounts to be expensed over the next two years are not expected to have a significant effect on Preferred Life's financial position or results of operations. Preferred Life believes it has taken steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Preferred Life will be adequate to avoid any adverse impact.

The Separate Account

Preferred  Life  established a separate  account named  Preferred  Life Variable
Account C (Separate Account) to hold the assets that underlie the Contract, except assets allocated to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the variable Contract are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contract and not against any other contracts Preferred Life may issue.

Distribution

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contract. NFP is a wholly-owned subsidiary of Allianz Life. NFP has subcontracted with Franklin Advisers, Inc. for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 6.0% of Purchase Payments. The New York Insurance Department permits asset-based compensation. Preferred Life may adopt asset-based compensation program in addition to, or instead of, the present compensation program. Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment.

Administration

Preferred Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

Financial statements

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.

APPENDIX

Condensed Financial Information

The financial statements of Preferred Life and the financial statements of the Separate Account may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This information should be read in conjunction with the financial statements and related notes to the Separate Account included in the Statement of Additional Information.



(Number of units in thousands)                  Global    Global   Growth                                     Mutual
                                      Capital Health CareUtilities   and       High     Income      Money    Discovery
Variable Options:                      Growth  Securities+Securities*Income    Income  Securities   Market   Securities
- ----------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1998
Unit value at
 beginning of period
Unit value at end of period
Number of units outstanding
 at end of period
Year Ended Dec. 31, 1997
Unit value at
 beginning of period                 $11.254      NA     $20.654   $19.490    $19.375   $21.708    $13.359   $10.180
Unit value at end of period          $13.130      NA     $25.818   $24.551    $21.312   $25.065    $13.865   $11.983
Number of units outstanding
 at end of period                        622      NA       3,699     4,952      2,110     3,991      2,155       924
Year Ended Dec. 31, 1996
Unit value at
 beginning of period                     $10.214**NA     $19.565   $17.310    $17.252   $19.785    $12.883       $10.122**
Unit value at end of period          $11.254      NA     $20.654   $19.490    $19.375   $21.708    $13.359   $10.180
Number of units outstanding
 at end of period                        225      NA       4,998     5,070      2,164     4,519      2,433        27
Year Ended Dec. 31, 1995
Unit value at
 beginning of period                      NA      NA     $15.104   $13.215    $14.608   $16.392    $12.354        NA
Unit value at end of period               NA      NA     $19.565   $17.310    $17.252   $19.785    $12.883        NA
Number of units outstanding
 at end of period                         NA      NA       5,916     4,346      2,075     4,567      2,218        NA
Year Ended Dec. 31, 1994
Unit value at
 beginning of period                      NA      NA     $17.319   $13.677    $15.155   $17.734    $12.066        NA
Unit value at end of period               NA      NA     $15.104   $13.215    $14.608   $16.392    $12.354        NA
Number of units outstanding
 at end of period                         NA      NA       6,317     3,452      1,710     4,416      2,487        NA
Year Ended Dec. 31, 1993
Unit value at
 beginning of period                      NA      NA     $15.889   $12.574    $13.278   $15.163    $11.932        NA
Unit value at end of period               NA      NA     $17.319   $13.677    $15.155   $17.734    $12.066        NA
Number of units outstanding at
 end of period                            NA      NA       7,479     2,402      1,135     2,634        627        NA
Year Ended Dec. 31, 1992
Unit value at
 beginning of period                      NA      NA     $14.821   $11.949    $11.583   $13.580    $11.742        NA
Unit value at end of period               NA      NA     $15.889   $12.574    $13.278   $15.163    $11.932        NA
Number of units outstanding at
 end of period                            NA      NA       2,519     1,227        266       668        301        NA
Period from Inception**
 to Dec. 31, 1991                         NA      NA     $13.234   $11.061    $11.043   $12.811    $11.623        NA
Unit value at end of period               NA      NA     $14.821   $11.949    $11.583   $13.580    $11.742        NA
Number of units outstanding
 at end of period                         NA      NA         166       125         37        35         62        NA



(Number of units in thousands)Mutual     Natural     Real                            Templeton   Templeton  Templeton
                             Shares     Resources   Estate      Rising      Small   Developing Global Asset  Global
Variable Options:           Securities  Securities Securities   Dividends     Cap  Markets EquityAllocation   Growth
- ---------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1998
Unit value at
 beginning of period
Unit value at end of period
Number of units outstanding
 at end of period
Year Ended Dec. 31, 1997
Unit value at
 beginning of period         $10.330    $14.467     $23.668     $15.303    $12.913    $11.487    $12.514     $13.560
Unit value at
 end of period               $11.993    $11.559     $28.169     $20.074    $14.952    $10.340    $13.786     $15.176
Number of units
 outstanding at
  end of period                1,823        458         942       3,489        938      1,160        424       2,594
Year Ended Dec. 31, 1996
Unit value at
 beginning of period             $10.112**$14.109   $18.073     $12.498        $12.517**$ 9.582  $10.591     $11.339
Unit value at
 end of period               $10.330    $14.467     $23.668     $15.303    $12.913    $11.487    $12.514     $13.560
Number of units
 outstanding at
 end of period                    43        566         859       3,394        416      1,042        300       2,146
Year Ended Dec. 31, 1995
Unit value at
 beginning of period              NA    $13.979     $15.594     $ 9.769         NA    $ 9.454         $10.322**$10.201
Unit value at
 end of period                    NA    $14.109     $18.073     $12.498         NA    $ 9.582    $10.591     $11.339
Number of units
 outstanding at
 end of period                    NA        516         794       3,182         NA        757         36       1.417
Year Ended Dec. 31, 1994
Unit value at
 beginning of period              NA    $14.464     $15.369     $10.327         NA        $ 9.994**   NA         $ 9.984**
Unit value at
 end of period                    NA    $13.979     $15.594     $ 9.769         NA    $ 9.454         NA     $10.201
Number of units
 outstanding at
 end of period                    NA        647         900       2,936         NA        591         NA         921
Year Ended Dec. 31, 1993
Unit value at
 beginning of period              NA    $ 9.424     $13.095     $10.848         NA         NA         NA          NA
Unit value at
 end of period                    NA    $14.464     $15.369     $10.327         NA         NA         NA          NA
Number of units
 outstanding at
 end of period                    NA        391         437       2,772         NA         NA         NA          NA
Year Ended Dec. 31, 1992
Unit value at
 beginning of period              NA    $10.635     $11.848         $ 9.992**   NA         NA         NA          NA
Unit value at
 end of period                    NA    $ 9.424     $13.095     $10.848         NA         NA         NA          NA
Number of units
 outstanding at
 end of period                    NA         30          77         617         NA         NA         NA          NA
Period from Inception**
 to Dec. 31, 1991                 NA    $10.433     $10.787          NA         NA         NA         NA          NA
Unit value at
 end of period                    NA    $10.635     $11.848          NA         NA         NA         NA          NA
Number of units
 outstanding at
 end of period                    NA          5           8          NA         NA         NA         NA          NA


(Number of units in thousands)
                           Templeton Templeton  Templeton               U.S.
                            Global    Inter-     Inter-    Templeton   Govern-               Zero      Zero      Zero
                           Income   national   national    Pacific     ment        Value   Coupon    Coupon    Coupon
Variable Options:         Securities  Equity  Smaller Cos.  Growth   Securities  Securities+ 2000      2005      2010
- ----------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1998
Unit value at
 beginning of period
Unit value at end of period
Number of units outstanding
 at end of period
Year Ended Dec. 31, 1997
Unit value at
 beginning of period       $16.781    $16.081   $11.145    $14.932     $16.650       NA     $18.475   $20.517  $21.522
Unit value at
 end of period             $16.957    $17.711   $10.825    $ 9.431     $17.947       NA     $19.512   $22.532  $24.740
Number of units
 outstanding at
 end of period               1,072      4,063       173      1,251       4,844       NA       1,087       345      292
Year Ended Dec. 31, 1996
Unit value at
 beginning of period       $15.522    $13.263       $10.174**$13.630   $16.298       NA     $18.294   $20.914  $22.431
Unit value at
 end of period             $16.781    $16.081   $11.145    $14.932     $16.650       NA     $18.475   $20.517  $21.522
Number of units
 outstanding at
 end of period               1,354      4,375        65      1,751       6,017       NA       1,358       428      348
Year Ended Dec. 31, 1995
Unit value at
 beginning of period       $13.726    $12.161        NA    $12.802     $13.835       NA     $15.373   $16.096  $15.930
Unit value at
 end of period             $15.522    $13.263        NA    $13.630     $16.298       NA     $18.294   $20.914  $22.431
Number of units
 outstanding at
 end of period               1,472      4,073        NA      1,811       5,089       NA       1,416       456      372
Year Ended Dec. 31, 1994
Unit value at
 beginning of period       $14.650    $12.226        NA    $14.233     $14.698       NA     $16.717   $18.050  $18.144
Unit value at
 end of period             $13.726    $12.161        NA    $12.802     $13.835       NA     $15.373   $16.096  $15.930
Number of units
 outstanding at
 end of period               1,667      4,079        NA      2,112       5,331       NA       1,158       403      252
Year Ended Dec. 31, 1993
Unit value at
 beginning of period       $12.733    $ 9.642        NA    $ 9.761     $13.586       NA     $14.595   $14.975  $14.670
Unit value at
 end of period             $14.650    $12.226        NA    $14.233     $14.698       NA     $16.717   $18.050  $18.144
Number of units
 outstanding at
 end of period               1,045      1,346        NA        915       6,108       NA         795       341      193
Year Ended Dec. 31, 1992
Unit value at
 beginning of period       $12.962        $ 9.992**  NA        $ 9.992**$12.798      NA     $13.570   $13.705  $13.482
Unit value at
  end of period            $12.733        $ 9.642    NA        $ 9.761 $13.586       NA     $14.595   $14.975  $14.670
Number of units
 outstanding at
 end of period                 406         88        NA         58       2,266       NA         397       108       60
Period from Inception**
 to Dec. 31, 1991          $12.296         NA        NA         NA     $12.036       NA     $12.274   $12.369  $12.013
Unit value at
 end of period             $12.962         NA        NA         NA     $12.798       NA     $13.570   $13.705  $13.482
Number of units
 outstanding at
 end of period                  47         NA        NA         NA         213       NA           6         3        1

**Unit Value at inception.

The Accumulation Unit value for each Variable Option was initially arbitrarily set. The inception date for all Variable Options, except those noted below, was September 6, 1991. Inception was 3/10/92 for the Rising Dividends, Templeton International Equity, and Templeton Pacific Growth; 4/25/94 for the Templeton Developing Markets Equity and Templeton Global Growth; 8/4/95 for the Templeton Global Asset Allocation; 6/10/96 for the Capital Growth, Small Cap, and Templeton International Smaller Companies; 12/2/96 for the Mutual Discovery Securities and Mutual Shares Securities; and _____ for the Global Health Care Securities and Value Securities.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company.................................
Experts ..........................................
Legal Opinions ...................................
Distributor ......................................
Reduction or Elimination of the
  Contingent Deferred Sales Charge .................
Calculation of Performance Data ..................
Federal Tax Status ...............................
Annuity Provisions................................
Financial Statements .............................




                                    PART B



                       STATEMENT OF ADDITIONAL INFORMATION

                              FRANKLIN VALUEMARK II

                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                   issued by
                         PREFERRED LIFE VARIABLE ACCOUNT C
                                      and
                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   MAY 1, 1999


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, New York, NY 10019, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.



TABLE OF CONTENTS
CONTENTS                                          PAGE
Company ........................................
Experts ........................................
Legal Opinions .................................
Distributor ....................................
Reduction or Elimination of the Contingent
Deferred Sales Charge..........................
Calculation of Performance Data ................
Federal Tax Status..............................
Annuity Provisions .............................
Financial Statements ...........................



COMPANY

Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+e (Superior, parent rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

EXPERTS
- ------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the consolidated financial statements of the Company as of and for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by ______________________, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

LEGAL OPINIONS
- ------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

DISTRIBUTOR
- ------------------------------------------------------------------------------

NALAC Financial Plans, LLC, a subsidiary of Allianz Life Insurance Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.


Reduction or Elimination of the
Contingent Deferred Sales Charge
- ------------------------------------------------------------------------------

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge will be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The Contingent Deferred Sales Charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
- ------------------------------------------------------------------------------

TOTAL RETURN

From time to time,  the  Company  may  advertise  the  performance  data for the
Contract Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Contract Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Portfolios and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
            P (1 + T)n = ERV

where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

YIELD

THE MONEY MARKET SUB-ACCOUNT. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Contract Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Contract Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)

For the seven-day period ending on 12/31/98, the Money Market Sub-Account had a current yield of ____% and an effective yield of ____%.

OTHER  CONTRACT  SUB-ACCOUNTS.  The  Company  may  also  quote  yield  in  sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Contract Sub-Accounts. Each Contract Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                     ------
                                       cd
where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Contract Sub-Account;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of accumulation units outstanding during the period;

d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Contract Sub-Account (other than the Money Market Sub-Account).

PERFORMANCE RANKING

Total return information for the Contract Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS R.

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Total returns reflect all aspects of a Contract Sub-Account's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Contract Sub-Account's value over the period. The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge. The inception dates of the Portfolios predate the inception dates of the corresponding Sub-Accounts of the Separate Account. For periods starting prior to the date the Sub-Accounts invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

Past performance does not guarantee future results.


STANDARDIZED TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1998:
WITH CONTINGENT DEFERRED SALES CHARGE AND OTHER CHARGES

                                       PORTFOLIO
                                       INCEPTION     ONE       FIVE         SINCE
CONTRACT SUB-ACCOUNT                      DATE       YEAR      YEAR      INCEPTION
- ---------------------------------------------------------------------------------
Capital Growth ......................     5/1/96       _____%    _____%   _____%
Global Utilities Securities .........    1/24/89       _____%    _____%   _____%
Growth and Income ...................    1/24/89       _____%    _____%   _____%
High Income .........................    1/24/89       _____%    _____%   _____%
Income Securities ...................    1/24/89       _____%    _____%   _____%
Money Market ........................    1/24/89       _____%    _____%   _____%
Mutual Discovery Securities .........    11/8/96       _____%    _____%   _____%
Mutual Shares Securities ............    11/8/96       _____%    _____%   _____%
Natural Resources Securities ........    1/24/89       _____%    _____%   _____%
Real Estate Securities ..............    1/24/89       _____%    _____%   _____%
Rising Dividends ....................    1/27/92       _____%    _____%   _____%
Small Cap ...........................    11/1/95       _____%    _____%   _____%
Templeton Developing
 Markets Equity .....................    3/15/94       _____%    _____%   _____%
Templeton Global
 Asset Allocation ...................     5/1/95       _____%    _____%   _____%
Templeton Global Growth .............    3/15/94       _____%    _____%   _____%
Templeton Global
 Income Securities ..................    1/24/89       _____%    _____%   _____%
Templeton International
 Equity .............................    1/27/92       _____%    _____%   _____%
Templeton International
 Smaller Companies ..................     5/1/96       _____%    _____%   _____%
Templeton Pacific Growth ............    1/27/92       _____%    _____%   _____%
U.S. Government Securities ..........    3/14/89       _____%    _____%   _____%
Zero Coupon - 2000 1.................    3/14/89       _____%    _____%   _____%
Zero Coupon - 2005 1.................    3/14/89       _____%    _____%   _____%
Zero Coupon - 2010 1.................    3/14/89       _____%    _____%   _____%


1 Calculated with waiver of fees


NON-STANDARDIZED TOTAL RETURN


TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1998:
WITHOUT CONTINGENT DEFERRED SALES CHARGE OR CONTRACT MAINTENANCE CHARGE

                                                      ANNUAL TOTAL RETURN                 CUMULATIVE TOTAL RETURN
                                PORTFOLIO     ______________________________________    _____________________________
                                INCEPTION     ONE       THREE     FIVE       SINCE     THREE      FIVE       SINCE
CONTRACT SUB-ACCOUNT              DATE       YEAR       YEAR      YEAR     INCEPTION   YEAR       YEAR     INCEPTION
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth ..............     5/1/96    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Global Utilities Securities      1/24/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Growth and Income ...........    1/24/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
High Income .................    1/24/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Income Securities ...........    1/24/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Money Market ................    1/24/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Mutual Discovery
 Securities .................    11/8/96    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Mutual Shares
 Securities .................    11/8/96    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Natural Resources
 Securities .................    1/24/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Real Estate Securities ......    1/24/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Rising Dividends ............    1/27/92    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Small Cap ...................    11/1/95    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Templeton Developing
 Markets Equity .............    3/15/94    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Templeton Global
 Asset Allocation ...........     5/1/95    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Templeton Global
 Growth .....................    3/15/94    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Templeton Global
 Income Securities ..........    1/24/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Templeton International
 Equity .....................    1/27/92    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Templeton International
 Smaller Companies ..........     5/1/96    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Templeton Pacific
 Growth .....................    1/27/92    _____%     _____%     _____%   _____%      _____%     _____%    _____%
U.S. Government
 Securities .................    3/14/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Zero Coupon - 2000 1.........    3/14/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Zero Coupon - 2005 1.........    3/14/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%
Zero Coupon - 2010 1.........    3/14/89    _____%     _____%     _____%   _____%      _____%     _____%    _____%

1 Calculated with waiver fees


NON-STANDARDIZED TOTAL RETURN

TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1998:
WITH CONTINGENT DEFERRED SALES CHARGE AND OTHER CHARGES

                                                      ANNUAL TOTAL RETURN                 CUMULATIVE TOTAL RETURN
                                PORTFOLIO    _______________________________________   _____________________________
                                INCEPTION     ONE       THREE     FIVE       SINCE     THREE      FIVE       SINCE
CONTRACT SUB-ACCOUNT              DATE       YEAR       YEAR      YEAR     INCEPTION   YEAR       YEAR     INCEPTION
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth  .............     5/1/96     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Global Utilities
 Securities .................    1/24/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Growth and Income ...........    1/24/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
High Income .................    1/24/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Income Securities ...........    1/24/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Money Market ................    1/24/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Mutual Discovery
 Securities .................    11/8/96     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Mutual Shares
 Securities .................    11/8/96     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Natural Resources
 Securities .................    1/24/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Real Estate Securities ......    1/24/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Rising Dividends ............    1/27/92     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Small Cap ...................    11/1/95     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Templeton Developing
 Markets Equity .............    3/15/94     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Templeton Global Asset
 Allocation .................     5/1/95     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Templeton Global
 Growth .....................    3/15/94     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Templeton Global
 Income Securities ..........    1/24/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Templeton International
 Equity .....................    1/27/92     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Templeton International
 Smaller Companies ..........     5/1/96     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Templeton Pacific
 Growth .....................    1/27/92     _____%     _____%     _____%   _____%    _____%      _____%    _____%
U.S. Government
 Securities .................    3/14/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Zero Coupon - 2000 1.........    3/14/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Zero Coupon - 2005 1.........    3/14/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%
Zero Coupon - 2010 1.........    3/14/89     _____%     _____%     _____%   _____%    _____%      _____%    _____%

1 Calculated with waiver of fees


NON-STANDARDIZED TOTAL RETURN

TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1998
WITH CONTINGENT DEFERRED SALES CHARGE AND OTHER CHARGES

                                                      ANNUAL TOTAL RETURN                 CUMULATIVE TOTAL RETURN
                                PORTFOLIO   _______________________________________   _____________________________
                                INCEPTION     ONE       THREE     FIVE       SINCE     THREE      FIVE       SINCE
CONTRACT SUB-ACCOUNT              DATE       YEAR       YEAR      YEAR     INCEPTION   YEAR       YEAR     INCEPTION
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth ..............     5/1/96       _____%    _____%     _____%     _____%    _____%         NA   27.58%
Global Utilities
 Securities  ................    1/24/89       _____%    _____%     _____%     _____%    _____%     61.44%  156.72%
Growth and Income ...........    1/24/89       _____%    _____%     _____%     _____%    _____%     94.15%  143.89%
High Income .................    1/24/89       _____%    _____%     _____%     _____%    _____%     59.51%  111.71%
Income Securities ...........    1/24/89       _____%    _____%     _____%     _____%    _____%     64.29%  149.19%
Money Market ................    1/24/89       _____%    _____%     _____%     _____%    _____%     15.28%   37.62%
Mutual Discovery
 Securities .................    11/8/96       _____%    _____%     _____%     _____%    _____%         NA   16.13%
Mutual Shares
 Securities .................    11/8/96       _____%    _____%     _____%     _____%    _____%         NA   16.23%
Natural Resources
 Securities .................    1/24/89       _____%    _____%     _____%     _____%    _____%     21.85%   14.73%
Real Estate Securities ......    1/24/89       _____%    _____%     _____%     _____%    _____%    113.99%  179.94%
Rising Dividends ............    1/27/92       _____%    _____%     _____%     _____%    _____%     83.89%   99.77%
Small Cap ...................    11/1/95       _____%    _____%     _____%     _____%    _____%         NA   47.00%
Templeton Developing
 Markets Equity .............    3/15/94       _____%    _____%     _____%     _____%    _____%         NA    1.80%
Templeton Global
 Asset Allocation ...........     5/1/95       _____%    _____%     _____%     _____%    _____%         NA   35.33%
Templeton Global
 Growth .....................    3/15/94       _____%    _____%     _____%     _____%    _____%         NA   50.08%
Templeton Global
 Income Securities ..........    1/24/89       _____%    _____%     _____%     _____%    _____%     32.25%   68.45%
Templeton International
 Equity .....................    1/27/92       _____%    _____%     _____%     _____%    _____%     82.67%   76.30%
Templeton International
 Smaller Companies ..........     5/1/96       _____%    _____%     _____%     _____%    _____%         NA    4.56%
Templeton Pacific
 Growth .....................    1/27/92       _____%    _____%     _____%     _____%    _____%     -4.13%   -6.16%
U.S. Government
 Securities .................    3/14/89       _____%    _____%     _____%     _____%    _____%     31.15%   78.30%
Zero Coupon - 2000 1.........    3/14/89       _____%    _____%     _____%     _____%    _____%     32.76%   93.93%
Zero Coupon - 2005 1.........    3/14/89       _____%    _____%     _____%     _____%    _____%     49.51%  124.00%
Zero Coupon - 2010 1.........    3/14/89       _____%    _____%     _____%     _____%    _____%     67.65%  145.95%


1 Calculated with waiver of fees


You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Federal Tax Status

- ------------------------------------------------------------------------------

Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of Franklin Valuemark Funds underlying the Contracts will be managed by the managers for Franklin Valuemark Funds in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includable in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain surrender penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a. Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

 Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

ANNUITY PROVISIONS
- ------------------------------------------------------------------------------

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Contract Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Contract Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable Annuity variable payout is the sum of all Contract Sub-Account Variable Annuity payments, reduced by the Contract Maintenance Charge.



ANNUITY UNIT VALUE

The value of an Annuity Unit for a Contract Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of

     a. the assets of the Contract Sub-Account attributable to the Annuity Units; plus or minus

     b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Contract Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

FIXED  ANNUITY  PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.


FINANCIAL STATEMENTS
- ------------------------------------------------------------------------------

The audited financial statements of the Company as of and for the year ended December 31, 1998, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 are also included herein.

(FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT)




                                  PART C

                             OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

a.  Financial Statements

      To be filed by amendment.



b.   Exhibits


     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
     2.     Not Applicable
     3.     Principal Underwriter Agreement(3)
     4.     Individual Variable Annuity Contract(2)
     5.     Application for Individual Variable Annuity Contract(2)
     6.     (i)   Copy of Articles of Incorporation of the Company(1)
            (ii)  Copy of the Bylaws of the Company(3)
     7.     Not Applicable
     8.     Form of Fund Participation Agreement(2)
     9.     Opinion and Consent of Counsel(4)
     10.    Independent Auditors' Consent(4)
     11.    Not Applicable
     12.    Not Applicable
     13.    Calculation of Performance Information(4)
     14.    Company Organizational Chart(3)
     27.    Not Applicable


  (1) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Form N-4 as filed electronically on October 27, 1995.
  (2) Incorporated by reference to Post-Effective Amendment No. 10 to Registrants Form N-4 as filed electronically on April 18, 1996.
  (3) Incorporated by reference to Post-Effective Amendment No.14 to Registrants Form N-4 as filed electronically on April 29, 1998.
  (4) To be filed by amendment.


Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking             Chairman, Chief Executive Officer and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403


Thomas D. Barta                 Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403


Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470


Kenneth P. Schrapp              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403


Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403



Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 14 to Registrant's Form N-4 and is incorporated herein by reference.

Item 27.     Number of Contract Owners

As of December 31, 1998, there were 5,109 qualified Contract Owners and 9,947 non-qualified Contract Owners.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

        Allianz Life Variable Account A
        Allianz Life Variable Account B

     b. The following are the officers and directors of NALAC Financial Plans, LLC:




Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------        ---------------------



James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J.  Yates       Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


c.     Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 1st day of March, 1999.



     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Michael T. Westermeyer
     -------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK



By: /s/ Michael T. Westermeyer
     -------------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title



Lowell C. Anderson*     Director
Lowell C. Anderson                                     3-01-99

Ronald L. Wobbeking*    Chairman, Chief Executive
Ronald L. Wobbeking     Officer and Director           3-01-99

Thomas D. Barta*        Treasurer
Thomas D. Barta                                        3-01-99

Thomas G. Brown*        Director
Thomas G. Brown                                        3-01-99

Edward J. Bonach*       Director
Edward J. Bonach                                       3-01-99

Robert S. James*        Director
Robert S. James                                        3-01-99

Thomas J. Lynch*        President and Director
Thomas J. Lynch                                        3-01-99

Dennis Marion*          Director
Dennis Marion                                          3-01-99

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    3-01-99

Eugene Long*            Director
Eugene Long                                            3-01-99

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                3-01-99



Stephen R. Herbert*     Director
Stephen R. Herbert                                     3-01-99

Jack F. Rockett*        Director
Jack F. Rockett                                        3-01-99


                                 * By /S/ Michael T. Westermeyer
                                      --------------------------
                                      Attorney-in-Fact
                                      Secretary and Director








                         LIMITED POWER OF ATTORNEY

KNOWN ALL MEN BY THESE PRESENTS, that I, Tom Barta, Treasurer of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Treasurer of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 26th day of February 1999.


WITNESS:

Melissa ODonnell                                /s/ Thomas Barta
___________________________                     _____________________________
                                                Thomas Barta




                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO.   15

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                              INDEX TO EXHIBITS


Exhibit                                                             Page

To be filed by amendment